Schedule of Investments (unaudited)	iShares® Convertible Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)
Security	Par (000)	Value

Convertible Bonds

Aerospace & Defense — 0.3%
Rocket Lab USA Inc., 4.25%, 02/01/29(a)	$3,200	$4,015,456
Virgin Galactic Holdings Inc., 2.50%, 02/01/27(a)	4,313	1,319,139
		5,334,595
Airlines — 1.5%
American Airlines Group Inc., 6.50%, 07/01/25	8,310	8,496,995
JetBlue Airways Corp., 0.50%, 04/01/26	6,425	5,932,830
Southwest Airlines Co., 1.25%, 05/01/25	12,835	12,689,999
Spirit Airlines Inc., 1.00%, 05/15/26	5,075	1,907,511
		29,027,335
Auto Manufacturers — 3.7%
Fisker Inc., 2.50%, 09/15/26(a)(b)	9,875	3,485
Ford Motor Co., 0.00% 03/15/26(c)	18,640	18,111,592
Li Auto Inc., 0.25%, 05/01/28	7,500	7,582,969
Lucid Group Inc., 1.25%, 12/15/26(a) NIO Inc.	16,575	10,407,386
0.50%, 02/01/27	4,075	3,891,625
3.88%, 10/15/29(a)	4,750	3,070,355
4.63%, 10/15/30(a)	4,675	2,926,683
Rivian Automotive Inc.
3.63%, 10/15/30(a)	13,900	13,419,145
4.63%, 03/15/29	12,150	13,390,805
		72,804,045
Auto Parts & Equipment — 0.1%
Luminar Technologies Inc., 1.25%, 12/15/26(a)	5,925	2,531,293

Biotechnology — 5.3%
Alnylam Pharmaceuticals Inc., 1.00%, 09/15/27	8,450	9,141,680
BioMarin Pharmaceutical Inc., 1.25%, 05/15/27	5,378	5,213,570
Bridgebio Pharma Inc.
2.25%, 02/01/29	6,550	5,313,792
2.50%, 03/15/27	4,395	4,480,892
Cerevel Therapeutics Holdings Inc., 2.50%, 08/15/27(a)	2,925	3,376,519
Cytokinetics Inc., 3.50%, 07/01/27	4,725	6,551,086
Esperion Therapeutics Inc., 4.00%, 11/15/25	2,046	1,960,262
Guardant Health Inc., 0.00% 11/15/27(c)	9,265	7,415,650
Halozyme Therapeutics Inc.
0.25%, 03/01/27	6,560	6,443,475
1.00%, 08/15/28	5,825	6,683,048
Immunocore Holdings PLC, 2.50%, 02/01/30(a)	3,375	2,947,542
Innoviva Inc., 2.13%, 03/15/28	1,650	1,563,535
Insmed Inc., 0.75%, 06/01/28	4,599	10,471,783
Ionis Pharmaceuticals Inc.
0.00%, 04/01/26(c)	5,092	5,371,429
1.75%, 06/15/28	4,650	5,245,576
Livongo Health Inc., 0.88%, 06/01/25	3,900	3,718,542
NeoGenomics Inc., 0.25%, 01/15/28	2,779	2,256,316
PTC Therapeutics Inc., 1.50%, 09/15/26	1,825	1,808,520
Sarepta Therapeutics Inc., 1.25%, 09/15/27	9,250	11,219,684
Travere Therapeutics Inc., 2.25%, 03/01/29	3,400	2,392,831
		103,575,732
Coal — 0.2%
Peabody Energy Corp., 3.25%, 03/01/28	2,925	3,858,391

Commercial Services — 3.4%
2U Inc., 2.25%, 05/01/25(b)	4,039	2,195,727
Affirm Holdings Inc., 0.00% 11/15/26(c)	11,225	9,482,687

Security	Par (000)	Value

Commercial Services (continued)
Alarm.com Holdings Inc.
0.00%, 01/15/26(c)	$3,800	$3,488,783
2.25%, 06/01/29(a)	4,000	4,146,805
Block Inc.
0.00%, 05/01/26(c)	4,675	4,205,783
0.25%, 11/01/27	4,079	3,417,855
Euronet Worldwide Inc., 0.75%, 03/15/49	4,127	4,007,778
Global Payments Inc., 1.50%, 03/01/31(a)	15,878	14,960,480
Repay Holdings Corp.
0.00%, 02/01/26(a)(c)	3,605	3,280,559
2.88%, 07/15/29(a)	1,000	1,020,391
Shift4 Payments Inc.
0.00%, 12/15/25(c)	5,685	6,171,514
0.50%, 08/01/27	5,000	4,685,044
Stride Inc., 1.13%, 09/01/27	3,192	4,838,885
		65,902,291
Computers — 5.9%
CyberArk Software Ltd., 0.00% 11/15/24(c)	4,725	7,702,603
Insight Enterprises Inc., 0.75%, 02/15/25	2,703	8,836,593
Lumentum Holdings Inc.
0.50%, 12/15/26	8,346	7,688,267
0.50%, 06/15/28	6,900	5,522,248
1.50%, 12/15/29	4,945	4,893,723
PAR Technology Corp., 1.50%, 10/15/27	2,246	2,146,351
Parsons Corp., 2.63%, 03/01/29(a)	6,600	7,573,782
Rapid7 Inc.
0.25%, 03/15/27	4,780	4,285,887
1.25%, 03/15/29(a)	2,850	2,619,742
Seagate HDD Cayman, 3.50%, 06/01/28(a)	12,225	16,673,445
Super Micro Computer Inc., 0.00% 03/01/29(a)(c)	13,878	13,157,208
Varonis Systems Inc., 1.25%, 08/15/25	1,991	3,615,379
Western Digital Corp., 3.00%, 11/15/28(a)	12,825	18,705,369
Zscaler Inc., 0.13%, 07/01/25	9,332	11,886,815
		115,307,412
Cosmetics & Personal Care — 0.2%
Beauty Health Co. (The), 1.25%, 10/01/26(a)	4,146	3,484,123

Diversified Financial Services — 2.1%
Bread Financial Holdings Inc., 4.25%, 06/15/28	2,300	3,573,263
Coinbase Global Inc.
0.25%, 04/01/30(a)	10,175	10,064,394
0.50%, 06/01/26	10,975	11,313,265
SoFi Technologies Inc.
0.00%, 10/15/26(a)(c)	4,043	3,610,411
1.25%, 03/15/29(a)	7,000	7,144,563
Upstart Holdings Inc., 0.25%, 08/15/26	5,800	4,796,126
		40,502,022
Electric — 7.3%
Alliant Energy Corp., 3.88%, 03/15/26	4,875	4,941,598
CenterPoint Energy Inc., 4.25%, 08/15/26(a)	8,200	8,152,401
CMS Energy Corp., 3.38%, 05/01/28	6,325	6,450,908
Duke Energy Corp., 4.13%, 04/15/26	13,931	14,334,119
Evergy Inc., 4.50%, 12/15/27(a)	11,564	12,192,299
FirstEnergy Corp., 4.00%, 05/01/26	12,128	12,346,301
NextEra Energy Capital Holdings Inc., 3.00%, 03/01/27(a)	8,454	10,195,164
Ormat Technologies Inc., 2.50%, 07/15/27	3,900	4,009,974
PG&E Corp., 4.25%, 12/01/27(a)	17,294	17,870,171
Pinnacle West Capital Corp., 4.75%, 06/15/27(a)	3,000	3,164,625
PNM Resources Inc., 5.75%, 06/01/54(a)	1,000	1,063,923

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
PPL Capital Funding Inc., 2.88%, 03/15/28	$8,512	$8,455,174
Southern Co. (The)
3.88%, 12/15/25	14,400	15,254,899
4.50%, 06/15/27(a)	11,000	11,520,610
WEC Energy Group Inc.
4.38%, 06/01/27(a)	7,000	7,170,898
4.38%, 06/01/29(a)	6,000	6,187,609
		143,310,673
Electronics — 1.2%
Advanced Energy Industries Inc., 2.50%, 09/15/28(a)	5,125	5,561,428
Itron Inc.
0.00%, 03/15/26(c)	3,600	3,689,944
1.38%, 07/15/30(a)	6,000	6,106,118
OSI Systems Inc., 2.25%, 08/01/29(a)	1,500	1,499,528
Vishay Intertechnology Inc., 2.25%, 09/15/30(a)	5,875	5,852,756
		22,709,774
Energy - Alternate Sources — 1.9%
Array Technologies Inc., 1.00%, 12/01/28	3,676	3,025,626
Enphase Energy Inc.
0.00%, 03/01/26(c)	4,768	4,416,021
0.00%, 03/01/28(c)	5,094	4,423,789
NextEra Energy Partners LP
0.00%, 11/15/25(a)(c)	4,720	4,321,076
2.50%, 06/15/26(a)	4,550	4,210,736
SolarEdge Technologies Inc.
0.00%, 09/15/25(c)	2,885	2,642,345
2.25%, 07/01/29(a)	2,700	2,931,045
Stem Inc., 0.50%, 12/01/28(a)	2,203	863,449
Sunnova Energy International Inc.
0.25%, 12/01/26	4,750	2,746,374
2.63%, 02/15/28	4,950	2,337,580
Sunrun Inc., 4.00%, 03/01/30(a)	4,167	5,294,984
		37,213,025
Engineering & Construction — 0.7%
Fluor Corp., 1.13%, 08/15/29(a)	4,545	5,574,959
Granite Construction Inc.
3.25%, 06/15/30(a)	3,000	3,301,883
3.75%, 05/15/28	2,991	4,701,875
		13,578,717
Entertainment — 2.2%
Cinemark Holdings Inc., 4.50%, 08/15/25	3,715	6,343,737
DraftKings Holdings Inc., 0.00% 03/15/28(c)	10,550	8,935,243
Live Nation Entertainment Inc.
2.00%, 02/15/25	3,238	3,374,966
3.13%, 01/15/29	8,225	9,373,855
Marriott Vacations Worldwide Corp.
0.00%, 01/15/26(c)	4,280	3,932,895
3.25%, 12/15/27	5,250	4,814,633
Penn Entertainment Inc., 2.75%, 05/15/26	2,764	3,057,418
Vail Resorts Inc., 0.00% 01/01/26(c)	4,717	4,343,037
		44,175,784
Environmental Control — 0.3%
Tetra Tech Inc., 2.25%, 08/15/28(a)	5,125	6,199,528

Food — 0.5%
Beyond Meat Inc., 0.00% 03/15/27(c)	7,075	1,210,231
Chefs' Warehouse Inc. (The), 2.38%, 12/15/28	2,450	2,845,197
Post Holdings Inc., 2.50%, 08/15/27	5,025	5,718,490
		9,773,918

Security	Par (000)	Value

Gas — 0.3%
UGI Corp., 5.00%, 06/01/28(a)	$5,000	$5,199,356

Health Care - Products — 5.7%
Alphatec Holdings Inc., 0.75%, 08/01/26	2,908	2,790,814
CONMED Corp., 2.25%, 06/15/27	6,848	6,160,144
Enovis Corp., 3.88%, 10/15/28(a)	3,869	4,191,569
Envista Holdings Corp., 1.75%, 08/15/28(a)	4,125	3,552,718
Exact Sciences Corp.
0.38%, 03/15/27	4,755	4,207,725
0.38%, 03/01/28	4,860	4,114,408
1.75%, 04/15/31(a)	5,000	4,150,371
2.00%, 03/01/30(a)	4,775	4,406,621
Haemonetics Corp.
0.00%, 03/01/26(c)	3,195	2,912,032
2.50%, 06/01/29(a)	5,200	5,327,467
Insulet Corp., 0.38%, 09/01/26	6,815	7,379,080
Integer Holdings Corp., 2.13%, 02/15/28	4,300	6,278,101
Integra LifeSciences Holdings Corp., 0.50%, 08/15/25	4,368	4,116,141
iRhythm Technologies Inc., 1.50%, 09/01/29(a)	5,275	4,825,603
Lantheus Holdings Inc., 2.63%, 12/15/27	4,975	7,451,427
LivaNova USA Inc., 2.50%, 03/15/29(a)	3,350	3,427,251
Merit Medical Systems Inc., 3.00%, 02/01/29(a)	6,000	7,043,386
Natera Inc., 2.25%, 05/01/27	2,313	6,187,549
Novocure Ltd., 0.00% 11/01/25(c)	4,385	4,066,897
Omnicell Inc., 0.25%, 09/15/25	4,808	4,536,664
Repligen Corp., 1.00%, 12/15/28(a)	5,025	5,446,459
Tandem Diabetes Care Inc., Series 2024, 1.50%, 03/15/29(a)	2,800	3,664,729
TransMedics Group Inc., 1.50%, 06/01/28	3,700	6,252,818
		112,489,974
Health Care - Services — 0.4%
Teladoc Health Inc., 1.25%, 06/01/27	9,040	7,409,805

Holding Companies - Diversified — 0.2%
Marathon Digital Holdings Inc., 1.00%, 12/01/26	2,625	2,334,938
New Mountain Finance Corp., 7.50%, 10/15/25	1,600	1,619,612
		3,954,550
Home Builders — 0.6%
LCI Industries, 1.13%, 05/15/26	3,725	3,653,410
Meritage Homes Corp., 1.75%, 05/15/28(a)	4,000	4,426,052
Winnebago Industries Inc., 3.25%, 01/15/30(a)	3,400	3,390,445
		11,469,907
Household Products & Wares — 0.0%
Spectrum Brands Inc., 3.38%, 06/01/29(a)	1,071	1,037,598

Internet — 16.9%
Airbnb Inc., 0.00% 03/15/26(c)	15,865	14,547,682
Alibaba Group Holding Ltd., 0.50%, 06/01/31(a)	39,000	39,203,940
Bilibili Inc., 0.50%, 12/01/26	3,000	2,919,400
Booking Holdings Inc., 0.75%, 05/01/25	6,731	13,274,360
Etsy Inc.
0.13%, 10/01/26	5,357	5,541,546
0.13%, 09/01/27	4,948	4,221,281
0.25%, 06/15/28	8,300	6,682,176
Expedia Group Inc., 0.00% 02/15/26(c)	8,070	7,466,903
Farfetch Ltd., 3.75%, 05/01/27(b)	2,275	37,297
Fiverr International Ltd., 0.00% 11/01/25(c)	3,939	3,661,289
iQIYI Inc., 4.00%, 12/15/26	2,910	2,893,752
JD.com Inc., 0.25%, 06/01/29(a)	16,000	15,005,547
Lyft Inc., 0.63%, 03/01/29(a)	4,450	4,187,447

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Match Group Financeco 2 Inc., 0.88%, 06/15/26(a)	$4,425	$4,093,070
Match Group Financeco 3 Inc., 2.00%, 01/15/30(a)	5,085	4,478,806
Okta Inc.
0.13%, 09/01/25	4,370	4,127,726
0.38%, 06/15/26	4,827	4,427,368
Opendoor Technologies Inc., 0.25%, 08/15/26(a)	2,775	2,281,286
Palo Alto Networks Inc., 0.38%, 06/01/25	8,188	26,730,599
PDD Holdings Inc., 0.00% 12/01/25(c)	5,900	5,757,732
Perficient Inc., 0.13%, 11/15/26	3,495	3,427,313
Q2 Holdings Inc., 0.75%, 06/01/26	3,005	3,096,062
RealReal Inc. (The), 1.00%, 03/01/28	2,154	1,052,287
Sea Ltd.
0.25%, 09/15/26	12,975	11,449,389
2.38%, 12/01/25	9,119	9,472,603
Shopify Inc., 0.13%, 11/01/25	7,412	6,955,551
Snap Inc.
0.00%, 05/01/27(c)	8,750	7,331,116
0.13%, 03/01/28	12,175	9,700,408
0.50%, 05/01/30(a)	6,264	5,847,305
Spotify USA Inc., 0.00% 03/15/26(c)	12,120	11,805,204
TechTarget Inc., 0.00% 12/15/26(c)	3,575	3,458,769
Trip.com Group Ltd., 0.75%, 06/15/29(a)	9,000	8,413,683
TripAdvisor Inc., 0.25%, 04/01/26	2,700	2,469,011
Uber Technologies Inc.
0.00%, 12/15/25(c)	9,060	9,359,925
0.88%, 12/01/28(a)	13,775	15,392,569
Upwork Inc., 0.25%, 08/15/26	3,541	3,164,369
Wayfair Inc.
0.63%, 10/01/25	5,760	5,390,467
1.00%, 08/15/26	7,990	7,267,926
3.25%, 09/15/27	5,625	6,537,375
3.50%, 11/15/28	5,625	7,975,814
Weibo Corp., 1.38%, 12/01/30(a)	2,675	2,521,590
Wix.com Ltd., 0.00% 08/15/25(c)	4,622	4,353,062
Zillow Group Inc.
0.75%, 09/01/24	4,831	5,392,788
1.38%, 09/01/26	4,100	5,087,056
2.75%, 05/15/25	3,300	3,384,339
		331,845,188
Iron & Steel — 1.0%
ATI Inc., 3.50%, 06/15/25	2,369	10,369,495
U.S. Steel Corp., 5.00%, 11/01/26	2,932	9,057,516
		19,427,011
Leisure Time — 3.7%
Carnival Corp.
5.75%, 10/01/24	3,325	5,562,198
5.75%, 12/01/27	9,100	13,749,447
Liberty TripAdvisor Holdings Inc., 0.50%, 06/30/51(a)	2,475	2,295,043
NCL Corp. Ltd.
1.13%, 02/15/27	9,050	8,458,010
2.50%, 02/15/27	3,600	3,436,676
5.38%, 08/01/25	3,605	4,258,640
Peloton Interactive Inc., 5.50%, 12/01/29(a)	3,000	3,118,666
Royal Caribbean Cruises Ltd., 6.00%, 08/15/25	9,327	29,589,876
Topgolf Callaway Brands Corp., 2.75%, 05/01/26	2,023	2,299,778
		72,768,334
Lodging — 0.2%
H World Group Ltd., 3.00%, 05/01/26,
(Put 05/01/24)	4,079	4,143,299
Security	Par (000)	Value

Machinery — 1.1%
Bloom Energy Corp.
3.00%, 06/01/28	$5,800	$5,937,920
3.00%, 06/01/29(a)	2,000	1,903,018
Chart Industries Inc., 1.00%, 11/15/24	2,170	5,968,404
Middleby Corp. (The), 1.00%, 09/01/25	6,082	6,908,175
		20,717,517
Manufacturing — 0.5%
Axon Enterprise Inc., 0.50%, 12/15/27	5,408	7,597,566
John Bean Technologies Corp., 0.25%, 05/15/26	3,200	2,952,028
		10,549,594
Media — 3.9%
Cable One Inc.
0.00%, 03/15/26(c)	4,675	4,182,535
1.13%, 03/15/28	2,466	1,861,132
DISH Network Corp.
0.00%, 12/15/25(c)	16,310	11,936,431
3.38%, 08/15/26	25,158	15,279,846
Liberty Broadband Corp.
3.13%, 03/31/53(a)	10,881	11,067,308
3.13%, 06/30/54(a)	5,000	5,777,994
Liberty Media Corp.
2.38%, 09/30/53(a)	8,750	9,539,791
2.75%, 12/01/49(a)	4,708	4,512,580
3.75%, 03/15/28	5,019	5,331,225
Liberty Media Corp.-Liberty Formula One, 2.25%,
08/15/27	3,775	4,246,264
Sphere Entertainment Co., 3.50%, 12/01/28(a)	2,075	3,003,321
		76,738,427
Metal Fabricate & Hardware — 0.1%
Xometry Inc., 1.00%, 02/01/27	2,150	1,664,266

Mining — 0.4%
Lithium Americas Argentina Corp., 1.75%, 01/15/27	2,615	1,976,306
MP Materials Corp., 3.00%, 03/01/30(a)	6,166	5,676,788
		7,653,094
Office & Business Equipment — 0.2%
Xerox Holdings Corp., 3.75%, 03/15/30(a)	3,950	3,092,577

Oil & Gas — 1.0%
CNX Resources Corp., 2.25%, 05/01/26	2,485	5,188,584
Kosmos Energy Ltd., 3.13%, 03/15/30(a)	3,725	3,893,954
Nabors Industries Inc., 1.75%, 06/15/29	2,150	1,800,467
Northern Oil & Gas Inc., 3.63%, 04/15/29	4,400	5,602,665
Transocean Inc., 4.63%, 09/30/29(a)	1,825	3,464,484
		19,950,154
Pharmaceuticals — 2.3%
Amphastar Pharmaceuticals Inc., 2.00%, 03/15/29(a)	2,975	2,935,085
Ascendis Pharma A/S, 2.25%, 04/01/28	5,025	5,568,014
Dexcom Inc.
0.25%, 11/15/25	9,695	9,115,558
0.38%, 05/15/28	10,050	8,797,274
Herbalife Ltd., 4.25%, 06/15/28	2,025	1,973,313
Jazz Investments I Ltd., 2.00%, 06/15/26	8,500	8,320,567
Mirum Pharmaceuticals Inc., 4.00%, 05/01/29	2,750	4,155,207
Pacira BioSciences Inc., 2.13%, 05/15/29(a)	2,200	1,823,596
Revance Therapeutics Inc., 1.75%, 02/15/27	2,421	1,639,649
		44,328,263

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate — 0.3%
Anywhere Real Estate Group LLC/Realogy
Co-Issuer Corp., 0.25%, 06/15/26	$3,275	$2,783,739
Redfin Corp., 0.50%, 04/01/27	4,825	2,853,587
		5,637,326
Real Estate Investment Trusts — 3.4%
Arbor Realty Trust Inc., 7.50%, 08/01/25	2,525	2,429,883
Blackstone Mortgage Trust Inc., 5.50%, 03/15/27	2,097	1,916,524
COPT Defense Properties LP, 5.25%, 09/15/28(a)	3,188	3,550,572
Federal Realty OP LP, 3.25%, 01/15/29(a)	4,025	4,101,225
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 08/15/28(a)	3,475	4,634,822
Pebblebrook Hotel Trust, 1.75%, 12/15/26	5,960	5,319,261
PennyMac Corp., 5.50%, 03/15/26	2,785	2,671,687
Rexford Industrial Realty LP
4.13%, 03/15/29(a)	4,650	4,733,118
4.38%, 03/15/27(a)	4,575	4,643,884
Starwood Property Trust Inc., 6.75%, 07/15/27	3,300	3,469,824
Summit Hotel Properties Inc., 1.50%, 02/15/26	1,920	1,774,033
Two Harbors Investment Corp., 6.25%, 01/15/26	1,875	1,820,246
Uniti Group Inc., 7.50%, 12/01/27(a)	2,325	2,172,387
Ventas Realty LP, 3.75%, 06/01/26	7,050	7,673,017
Welltower OP LLC
2.75%, 05/15/28(a)	8,275	10,163,098
3.13%, 07/15/29(a)	5,500	5,756,429
		66,830,010
Retail — 1.4%
Burlington Stores Inc., 1.25%, 12/15/27(a)	2,800	3,888,273
Cheesecake Factory Inc. (The), 0.38%, 06/15/26	3,025	2,764,529
Cracker Barrel Old Country Store Inc., 0.63%, 06/15/26	2,200	1,959,750
Freshpet Inc., 3.00%, 04/01/28	3,500	6,578,733
Guess? Inc., 3.75%, 04/15/28	2,957	3,588,788
National Vision Holdings Inc., 2.50%, 05/15/25	2,822	2,752,991
Patrick Industries Inc., 1.75%, 12/01/28	2,375	3,251,558
Shake Shack Inc., 0.00% 03/01/28(c)	1,750	1,509,782
Vroom Inc., 0.75%, 07/01/26	2,325	1,233,232
		27,527,636
Semiconductors — 3.8%
Impinj Inc., 1.13%, 05/15/27	2,325	3,642,328
MACOM Technology Solutions Holdings Inc., 0.25%,
03/15/26	3,925	5,133,424
Microchip Technology Inc.
0.13%, 11/15/24	5,425	5,646,639
0.75%, 06/01/30(a)	9,730	9,789,514
MKS Instruments Inc., 1.25%, 06/01/30(a)	9,929	10,471,331
ON Semiconductor Corp.
0.00%, 05/01/27(c)	6,550	10,157,530
0.50%, 03/01/29	12,062	12,440,075
Semtech Corp., 1.63%, 11/01/27	2,625	2,871,472
Wolfspeed Inc.
0.25%, 02/15/28	5,700	3,011,151
1.75%, 05/01/26	4,676	3,990,712
1.88%, 12/01/29	14,075	7,001,814
		74,155,990
Software — 12.3%
Akamai Technologies Inc.
0.13%, 05/01/25	9,472	10,472,968
0.38%, 09/01/27	9,251	9,416,494
1.13%, 02/15/29(a)	10,200	10,163,664
Bandwidth Inc., 0.50%, 04/01/28	2,029	1,586,482

Security	Par (000)	Value

Software (continued)
Bentley Systems Inc.
0.13%, 01/15/26	$5,531	$5,461,875
0.38%, 07/01/27	5,025	4,511,668
BigCommerce Holdings Inc., 0.25%, 10/01/26	2,375	2,076,161
BILL Holdings Inc., 0.00% 04/01/27(c)	5,096	4,393,472
BlackLine Inc., 1.00%, 06/01/29(a)	5,793	5,593,301
Box Inc., 0.00% 01/15/26(c)	2,750	3,250,722
Cloudflare Inc., 0.00% 08/15/26(c)	10,950	10,030,000
Confluent Inc., 0.00% 01/15/27(c)	8,875	7,731,258
CSG Systems International Inc., 3.88%, 09/15/28(a)	3,300	3,198,313
Datadog Inc., 0.13%, 06/15/25	6,074	8,065,865
Dayforce Inc., 0.25%, 03/15/26	4,598	4,258,728
DigitalOcean Holdings Inc., 0.00% 12/01/26(c)	12,025	10,226,503
Dropbox Inc.
0.00%, 03/01/26(c)	6,190	5,859,399
0.00%, 03/01/28(c)	5,270	4,938,169
Envestnet Inc.
0.75%, 08/15/25	2,260	2,206,520
2.63%, 12/01/27	4,100	4,307,252
Evolent Health Inc., 3.50%, 12/01/29(a)	3,675	3,626,316
Fastly Inc., 0.00% 03/15/26(c)	2,900	2,631,425
Five9 Inc.
0.50%, 06/01/25	3,490	3,333,743
1.00%, 03/15/29(a)	6,172	5,573,030
Guidewire Software Inc., 1.25%, 03/15/25	3,449	4,619,440
HubSpot Inc., 0.38%, 06/01/25	3,864	6,840,698
Jamf Holding Corp., 0.13%, 09/01/26	2,850	2,563,758
LivePerson Inc., 0.00% 12/15/26(c)	4,085	1,971,944
MicroStrategy Inc.
0.00%, 02/15/27(c)	8,400	11,137,749
0.63%, 03/15/30(a)	6,200	7,818,312
0.88%, 03/15/31(a)	4,700	4,526,427
2.25%, 06/15/32(a)	6,600	6,941,748
MongoDB Inc., 0.25%, 01/15/26	9,258	12,261,696
Nutanix Inc., 0.25%, 10/01/27	4,875	5,359,044
PagerDuty Inc., 1.50%, 10/15/28(a)	3,825	3,940,077
Porch Group Inc., 6.75%, 10/01/28(a)	2,600	1,622,836
Progress Software Corp.
1.00%, 04/15/26	3,075	3,360,745
3.50%, 03/01/30(a)	3,521	3,750,639
PROS Holdings Inc., 2.25%, 09/15/27	2,000	1,856,368
RingCentral Inc., 0.00% 03/15/26(c)	4,571	4,162,094
Tyler Technologies Inc., 0.25%, 03/15/26	5,065	6,132,551
Unity Software Inc., 0.00% 11/15/26(c)	10,275	8,935,382
Verint Systems Inc., 0.25%, 04/15/26	2,235	2,098,880
Vertex Inc., 0.75%, 05/01/29(a)	3,200	4,109,960
Workiva Inc., 1.25%, 08/15/28(a)	5,400	4,849,288
		241,772,964
Telecommunications — 0.8%
Infinera Corp., 3.75%, 08/01/28	3,950	4,257,602
InterDigital Inc., 3.50%, 06/01/27	3,900	6,347,654
Nice Ltd., 0.00% 09/15/25(c)	3,879	3,675,028
Viavi Solutions Inc., 1.63%, 03/15/26	2,050	1,980,372
		16,260,656
Transportation — 0.8%
Air Transport Services Group Inc., 3.88%, 08/15/29(a)	3,650	3,243,662
CryoPort Inc., 0.75%, 12/01/26(a)	3,400	2,898,881
World Kinect Corp., 3.25%, 07/01/28	2,350	2,656,677

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
ZTO Express Cayman Inc., 1.50%, 09/01/27	$8,250	$7,899,778
		16,698,998
Trucking & Leasing — 0.2%
Greenbrier Companies Inc. (The), 2.88%, 04/15/28	2,950	3,210,519

Water — 0.4%
American Water Capital Corp., 3.63%, 06/15/26	8,200	8,265,919

Total Convertible Bonds — 98.7%
(Cost: $2,048,085,818)		1,934,087,590

	Shares

Common Stocks

Media — 0.1%
Gannett Co. Inc.(d)	235,000	1,153,850

Total Common Stocks — 0.1%
(Cost $1,359,643)		1,153,850

Total Long-Term Investments — 98.8%
(Cost: $2,049,445,461)		1,935,241,440

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(e)(f)	12,090,000	$12,090,000

Total Short-Term Securities — 0.6%
(Cost: $12,090,000)		12,090,000

Total Investments — 99.4%
(Cost: $2,061,535,461)		1,947,331,440

Other Assets Less Liabilities — 0.6%		12,131,116

Net Assets—100.0%		$1,959,462,556

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Issuer filed for bankruptcy and/or is in default.

(c)	Zero-coupon bond.

(d)	Non-income producing security.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$1,420,827	$—		$(1,420,874	)(b)	$106	$(59)	$—	—	$654	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	570,000	11,520,000	(b)	—		—	—	12,090,000	12,090,000	361,325		—
						$106	$(59)	$12,090,000		$361,979		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
July 31, 2024

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Convertible Bonds	$39,203,940	$1,894,883,650	$—	$1,934,087,590
Common Stocks.	1,153,850	—	—	1,153,850
Short-Term Securities
Money Market Funds	12,090,000	—	—	12,090,000
	$52,447,790	$1,894,883,650	$—	$1,947,331,440